Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually during the fourth quarter, or when indicators of impairment exist.
Goodwill consisted of the following:

		Goodwill
	Note	(U.S. $ in thousands)
Balance as of June 30, 2018		$311,943
Additions	13	297,010
Effect of change in exchange rates		(46)
Balance as of June 30, 2019		$608,907
Additions	13	36,261
Effect of change in exchange rates		(28)
Balance as of June 30, 2020		$645,140
Additions to goodwill during fiscal year 2020 were as a result of the acquisition of Code Barrel Pty Ltd (“Code Barrel”), Halp, Inc. (“Halp”) and net working capital adjustments related to the acquisition of AgileCraft LLC (“AgileCraft”). See Note 13, “Business combinations” for additional information regarding acquisitions.
Impairment test for goodwill
The Group operates as a single operating segment and the Group performs the goodwill impairment test at the level of its operating segment as there are no lower levels within the Group at which goodwill is monitored. The recoverable amount of goodwill was assessed by comparing the market capitalization of the Group to its book value, among other qualitative factors, when reviewing for impairment. There was no impairment of goodwill during the fiscal years ended 2020, 2019 and 2018.
Intangible assets
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2019
Opening cost balance	$21,745	$137,050	$58,684	$217,479
Additions	5,550	72,589	67,168	145,307
Disposals	—	(12,443)	—	(12,443)
Effect of change in exchange rates	—	(103)	—	(103)
Closing cost balance	27,295	197,093	125,852	350,240

Opening accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Amortization charge	(7,796)	(27,990)	(21,015)	(56,801)
Disposals	—	11,365	—	11,365
Effect of change in exchange rates	—	73	—	73
Closing accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Net book amount	$9,467	$78,570	$62,938	$150,975

As of June 30, 2020
Opening cost balance	$27,295	$197,093	$125,852	$350,240
Additions	500	18,100	2,650	21,250
Disposals	—	(449)	—	(449)
Closing cost amount	27,795	214,744	128,502	371,041

Opening accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Amortization charge	(5,377)	(29,072)	(8,086)	(42,535)
Disposals	—	449	—	449
Closing accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Net book amount	$4,590	$67,598	$57,502	$129,690
As of June 30, 2020, no development costs have qualified for capitalization, and all development costs have been expensed as incurred.
As of June 30, 2020, the remaining amortization period for patents, trademarks and other rights ranged from one year to eleven years. The remaining amortization period for acquired developed technology ranged from approximately one year to five years. The remaining amortization period for customer relationships ranged from two years to eight years.